Fair Value Measurement (Tables)	12 Months Ended
May 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Available-for-Sale Securities Recorded in Long Term Investments Measured and Recorded at Fair Value on Recurring Basis
As of May 31, 2024 and 2025, information about inputs for the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	As of May 31, 2024
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	US$	US$	US$	US$
Short-term investments:
Wealth management products measured at fair value (a)	—	1,988,907	—	1,988,907
Trading securities (a)	76,672	—	—	76,672
Long-term investments:
Equity securities with readily determinable fair values (b)	25,027	—	—	25,027
Available-for-sale investments (c)	—	10,000	125,777	135,777

Total	101,699	1,998,907	125,777	2,226,383

	As of May 31, 2025
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	US$	US$	US$	US$
Short-term investments:
Wealth management products measured at fair value (a)	—	1,744,835	—	1,744,835
Trading securities (a)	128,667	—	—	128,667
Long-term investments:
Equity securities with readily determinable fair values (b)	7,851	—	—	7,851
Available-for-sale investments (c)	—	14,569	115,970	130,539

Total	136,518	1,759,404	115,970	2,011,892

(a)
The short-term investments of wealth management products use alternative pricing sources, accordingly classified Level 2 measurement. The short-term investments of trading securities are valued at their daily closing price as reported by the financial institutions and are classified Level 1 measurement.

(b)
The Company measured the fair value of its investments in common shares using the market approach based on the quoted stock price of its investees in the active market and has classified it as Level 1 measurement.

(c)
As of May 31, 2025, the fair value of
available-for-sale
investments amounted to US$130,539, with original cost of US$89,599 and unrealized gain of US$40,940. As of May 31, 2024, the fair value of available-for-sale
investments amounted to US$135,777, with original cost of US$89,167 and unrealized gain of US$46,610.

Reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs	The following table provides additional information about the reconciliation of the fair value measurements of assets using significant unobservable inputs (Level 3).

Level 3 investments
US$
Balance as of June 1, 2023	141,698
Initial recognition	9,504
Transfer from Level 2	17,890
Unrealized loss	(25,034)
Impairment	(11,693)
Disposals	(4,640)
Foreign exchange difference	(1,948)

Balance as of May 31, 2024	125,777
Unrealized loss	(5,670)
Impairment	(4,412)
Disposals	(140)
Foreign exchange difference	415

Balance as of May 31, 2025	115,970